NON CONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2025
Noncontrolling Interest [Abstract]
SCHEDULE OF NONCONTROLLING INTEREST

The following table presents the changes in noncontrolling interest for the fiscal years ended December 31, 2025, and December 31, 2024:

	2025	2024
Balance, beginning of period	$16,820	38,939
Net income (loss) attributable to NCI	$31,389	10,958
Foreign currency translation — NCI	$(14,886)	(33,077)
Balance, end of period	$33,323	16,820

SCHEDULE OF PROVISIONS FOR INCOME TAXES

The following table reconciles the U.S. Parent’s pre-tax book loss to taxable income (loss) for the fiscal years ended December 31, 2025, and December 31, 2024:

Income Tax	Deferred Tax Assets/Liability
	December 31, 2025 (Restated)		December 31, 2024 (Restated)
	Book value	Tax value	Book value	Tax value
Income (Loss) per Books	(878,612)	(184,509)	(507,821)	(106,642)
M-1 Differences:
Stock/options issued for services	49,300	10,353	846,950	177,860
Allowance for doubtful accounts	—	—	44,058	9,252
Tax income (loss)	(829,312)	(174,156)	383,187	80,469

Prior Year NOL (exclude the effect of state tax)	(1,842,001)	(212,665)	(1,395,876)	(293,134)
Cumulative NOL	(1,842,001)	(386,820)	(1,842,001)	(212,665)

SCHEDULE OF DEFERRED TAX ASSETS

	December 31, 2025 (Restated)	December 31, 2024 (Restated)
Net operating loss carry forwards.	386,820	212,665
Stock/options issued for services	10,353	177,860
Allowance for doubtful accounts	—	9,252
Valuation allowance	(397,173)	(399,776)
Total	—	—

Tax at statutory rate (21%)	(184,509)	(106,642)
State tax benefit, net of federal tax effect	—	—
Change in valuation allowance	184,509	106,642
Total	—	—